Stockholders Equity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 EquityPlan Vote	Mar. 31, 2012	Dec. 31, 2012 EquityPlan Vote	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Common Class A	Dec. 31, 2012 Common Class A	Dec. 31, 2011 Common Class A	Mar. 31, 2013 Common Class B	Dec. 31, 2012 Common Class B	Dec. 31, 2011 Common Class B	Jun. 20, 2012 Employee Stock Purchase Plans	Mar. 31, 2013 Employee Stock Option	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2011 Employee Stock Option	Dec. 31, 2010 Employee Stock Option	Mar. 31, 2013 Restricted Stock Awards	Dec. 31, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2010 Restricted Stock Awards	Mar. 31, 2013 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units	Dec. 31, 2011 Performance Vested Restricted Stock Units	Dec. 31, 2010 Performance Vested Restricted Stock Units	Dec. 31, 2012 Performance Vested Restricted Stock Units Maximum	Dec. 31, 2011 Performance Vested Restricted Stock Units Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Minimum	Dec. 31, 2011 Performance Vested Restricted Stock Units Minimum	Mar. 31, 2013 Performance Vested Restricted Stock Units Period 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Period 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Period 3	Dec. 31, 2012 Performance Vested Restricted Stock Units Period 3	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Period 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Period 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Period 5	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Period 5	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 1	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 1	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Maximum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Minimum	Dec. 31, 2012 Performance Vested Restricted Stock Units Executive Officer Scenario 2 Minimum	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Maximum	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Scenario 3	Dec. 31, 2012 Performance Vested Restricted Stock Units Non-Executive Scenario 3	Mar. 31, 2013 Performance Vested Restricted Stock Units Non-Executive Scenario 4	Dec. 31, 2012 Performance Vested Restricted Stock Units Non-Executive Scenario 4	Mar. 31, 2013 Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established		Mar. 31, 2013 Restricted Stock Units (RSUs)	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2011 Restricted Stock Units (RSUs)	Dec. 31, 2010 Restricted Stock Units (RSUs)	Mar. 31, 2013 Restricted Stock Units (RSUs) Executive Officer Installment	Dec. 31, 2012 Restricted Stock Units (RSUs) Executive Officer Installment	Mar. 31, 2013 Restricted Stock Units (RSUs) Non-Executive Installment	Dec. 31, 2012 Restricted Stock Units (RSUs) Non-Executive Installment	Mar. 31, 2013 Restricted Stock Units (RSUs) Employee	Dec. 31, 2012 Restricted Stock Units (RSUs) Employee	Mar. 31, 2013 Share Repurchase Program	Jul. 31, 2010 Share Repurchase Program	Mar. 31, 2013 Share Repurchase Program	Dec. 31, 2012 Share Repurchase Program	Dec. 31, 2012 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2011 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2010 Share Repurchase Program Total Stock Repurchase Plan	Dec. 31, 2011 Tender Offers	Dec. 31, 2012 Tender Offers	May 31, 2013 Share Repurchase Program	Mar. 31, 2013 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2012 Continuing Operations	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Mar. 31, 2013 Stock Incentive Plan 2009	Dec. 31, 2012 Stock Incentive Plan 2009	Dec. 31, 2011 Stock Incentive Plan 2009	Mar. 31, 2013 2012 Long-Term Incentive Program Performance Vested Restricted Stock Units	Dec. 31, 2012 2012 Long-Term Incentive Program Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established	Mar. 31, 2013 2013 Long-Term Incentive Program Performance Vested Restricted Stock Units Incremental grant for achievement of performance goals above targets established	Mar. 31, 2013 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2012 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2010 Share Based Awards Performance Vested Restricted Stock Units	Dec. 31, 2012 Incentive Compensation Plan	Dec. 31, 2012 Incentive Compensation Plan Maximum	Dec. 31, 2012 Incentive Compensation Plan Minimum	Dec. 31, 2012 Incentive Compensation Plan First Anniversary Of Grant Date	Dec. 31, 2012 Incentive Compensation Plan Last Day Of Each Calendar Month
Stockholders Equity Note [Line Items]
Preferred stock, shares authorized	100,000,000		100,000,000	100,000,000
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized						200,000,000	200,000,000	200,000,000	100,000,000	100,000,000	100,000,000
Common stock, par value						$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Class A and Class B common stock, entitled vote per share			1
Number of stock incentive plans	6		5
Shares available for grant or award																																																																																5,286,480	2,408,663	11,911,646
Additional shares approved for grant			3,000,000
Shares approved for grant under employee stock purchase Plan												600,000
Stock options expiration period (in years)																																																																																										10 years	7 years
Exercise price per share for options granted, minimum percentage of the fair value of the common stock on the option grant date																																																																																									100.00%
Stock option, maximum vesting period (in years)																																																																																										10 years
Stock-based award vesting percentage																											150.00%		0.00%																				75.00%	75.00%	25.00%	25.00%																																								25.00%	2.083%
Restricted stock, maximum vesting period (in years)																		10 years
Restricted stock issued vesting term in equal annual installments																		4 years
Stock-based compensation expense recognized	$ 8,957,000	$ 3,901,000	$ 28,058,000	$ 28,088,000	$ 18,252,000																																																																						$ 9,000,000	$ 3,900,000	$ 28,100,000	$ 27,500,000	$ 17,000,000
Total unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs	69,600,000		53,000,000
Weighted average period of recognition for unrecognized compensation expense related to non-vested stock options, non-vested restricted stock awards, non-vested restricted stock units and non-vested PVRSUs (in years)	1 year 8 months 16 days		1 year 9 months 4 days
Weighted-average grant date fair value of options granted															$ 8.83	$ 8.12
Total aggregate intrinsic value of award vested																	3,700,000	8,400,000	5,300,000	2,000,000																																																																		6,700,000	19,900,000	200,000
Common stock, shares repurchased pursuant to the participants' rights under the Company's stock incentive plans to elect to use common stock to satisfy their tax withholding obligations																	30,824	82,910	62,583	26,720
Common stock, aggregate repurchase price																	1,400,000	3,000,000	1,600,000	600,000
Performance vested restricted stock units granted to employees																			402,670	330,890	695,068		602,175	234,112	266,580																												170,225	[1]	27,710	731,878	46,933	68,754					27,710	731,878																			49,605	606,456	117,020
Performance vested restricted stock units granted to employees, aggregate fair value																							21,900,000	6,200,000	6,100,000																																																										2,200,000	26,700,000	1,700,000
Stock-based award vesting percentage range description																								The range of possible stock-based award vesting is between 0% and 150% of the initial target.
Performance target, revised estimated achievement Percentage																					100.00%	129.00%	129.00%	134.00%	116.00%	130.00%		100.00%
Performance vested restricted stock units awarded																							2,284,570																																																												99,210		39,007
Performance vested restricted stock units, number of performance periods																					3		3											5	5
Performance vested restricted stock units, performance period																					1 year		1 year											1 year	1 year
Performance vested restricted stock units, performance period end date																														Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014					Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2016
Performance vested restricted stock units, performance period start date																																Jan. 01, 2014	Jan. 01, 2014							Jan. 01, 2016	Jan. 01, 2016
Maximum amount of base award that employee is eligible to earn as percentage award																										150.00%										150.00%	150.00%											150.00%
Restricted stock units granted to employees, vesting date																																										Jan. 01, 2015	Jan. 01, 2015	Jan. 01, 2017	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2016												Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2013	Jan. 01, 2013
Stock-based award vesting year																																																	2015	2015	2016	2016
Common stock, shares repurchased to satisfy tax withholding obligations																																																																																						60,075	210,664	2,129
Common stock, value of shares repurchased to satisfy tax withholding obligations			10,212,000	1,641,000	691,000																																																																																	2,500,000	7,200,000	100,000
Restricted stock units granted to employees, aggregate fair value																																																							1,200,000	26,400,000
Restricted stock units granted to employees, number of vesting installment																																																											5	5	4	4
Tender offer announced amount of purchase																																																																									250,000,000
Class A common shares, shares repurchased																																																																	7,700,000		600,000		2,700,000	2,800,000	1,700,000		7,246,376
Class A common shares, average repurchased price																																																																	$ 30.67		$ 44.38		$ 36.56	$ 26.22	$ 24.21		$ 34.50
Class A common shares, aggregate repurchased price			98,040,000	324,301,000	40,400,000																																																												237,200,000		24,400,000		98,000,000	74,300,000	40,400,000		250,000,000
Share repurchase plan expense																																																																								2,400,000
Number of Class A Common Shares authorized by the Board of Directors to be repurchased under a three-year program																																																																		300,000,000								250,000,000
Share repurchase program, expiration period																																																																				2013-07
Aggregate intrinsic value of options exercised													$ 5,300,000	$ 14,800,000

[1]	Incremental achieved represents the additional awards above the target grant resulting from the achievement of performance goals above the performance targets established at grant date.